JORDEN BURT BERENSON & JOHNSON LLP
                                  Suite 400 East
                        1025 Thomas Jefferson Street, N.W.
                           Washington, D.C.  20007-0805
                                  (202) 965-8100


                                September 16, 1997



   VIA EDGAR TRANSMISSION

   Re:   Acacia National Variable Annuity Separate Account II
         Semi-Annual Report on Form N-30D
         File No. 811-07627

   To Whom It May Concern:

         Please be advised that we are counsel to Acacia National Variable Annuity Separate Account II (the Registrant ). On Friday, September 12, 1997, we inadvertently filed via EDGAR a Form N-30D on behalf the
   Registrant, which form contained incorrect CIK and CCC identification numbers. After realizing the error, we re-filed the same submission using the correct CIK and CCC identification numbers.

         Please  disregard  the  Form  N-30D  identified  as  Accession Number
   0000906287-97-000255.    In  its  place,  please  refer  to  the Form N-30D
   identified as Accession Number 0000906287-97-000257.


                                             Very truly yours,


                                             /s/ Richard A. Moore
                                             Richard A. Moore